Fair Value of Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Assets:
Precious metals	[1]	$ 2,540	$ 937
Trading assets
Loans	[1]	7,649	7,544
Securities	[1]	119,912	107,612
Other	[1]	2,166	2,712
Derivative financial instruments
Derivative Financial Assets	[1]	44,379	51,340
Liabilities:
Deposits	[1],[2]	943,849	952,333
Financial liabilities designated at fair value through profit or loss	[1]	36,341	26,779
Subordinated debentures	[1]	7,833	9,693
Obligations related to securities sold short	[1]	35,042	36,403
Other liabilities	[1]	63,028	69,879
Derivative financial instruments
Derivative Financial Liabilities	[1]	51,260	58,660
Canadian provincial and municipal debt [member]
Trading assets
Securities		8,413	9,453
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[3]	2,540	937
Trading assets
Assets		129,727	117,868
Investment securities
Investment securities	[4]	123,420	86,253
Derivative financial instruments
Derivative Financial Assets		44,379	51,340
Liabilities:
Deposits	[5]	193	(95)
Financial liabilities designated at fair value through profit or loss		36,341	26,779
Obligations related to securities sold short		35,042	36,403
Derivative financial instruments
Derivative Financial Liabilities		51,260	58,660
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		7,649	7,544
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		14,971	17,369
Investment securities
Investment securities	[4]	21,540	12,387
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		8,413	9,453
Investment securities
Investment securities	[4]	17,525	7,146
Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Trading assets
Securities		15,050	11,218
Investment securities
Investment securities	[4]	46,376	28,698
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		10,354	10,645
Investment securities
Investment securities	[4]	29,286	31,418
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		11,934	11,179
Investment securities
Investment securities	[4]	3,527	2,552
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		59,190	47,748
Investment securities
Investment securities	[4]	5,166	4,052
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		2,166	2,712
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		11,584	15,942
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		26,004	29,467
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		4,507	3,147
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		182	344
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,102	2,440
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		17,908	25,081
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		25,900	28,013
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		4,845	3,258
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		47	28
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,560	2,280
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
Derivative financial instruments
Loans	[6],[7]	399,139	415,738
Liabilities:
Deposits	[6],[7]	411,838	425,251
Subordinated debentures	[7]	7,814	9,358
Other liabilities	[7]	22,062	24,651
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	[7]	28,422	29,816
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		96,950	81,398
Investment securities
Investment securities	[4]	72,617	40,964
Derivative financial instruments
Derivative Financial Assets		150	54
Liabilities:
Obligations related to securities sold short		30,721	29,921
Derivative financial instruments
Derivative Financial Liabilities		139	135
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		11,229	13,766
Investment securities
Investment securities	[4]	12,739	7,674
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		6,228	5,299
Investment securities
Investment securities	[4]	12,823	3,695
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Trading assets
Securities		15,050	11,218
Investment securities
Investment securities	[4]	39,999	25,058
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		422	19
Investment securities
Investment securities	[4]	3,940	2,527
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		4,940	3,431
Investment securities
Investment securities	[4]	133
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		59,081	47,665
Investment securities
Investment securities	[4]	2,983	2,010
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		150	54
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		139	135
Level 1 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	[7]	1,127	1,627
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[3]	2,540	937
Trading assets
Assets		32,752	36,450
Investment securities
Investment securities	[4]	48,902	43,540
Derivative financial instruments
Derivative Financial Assets		44,176	51,245
Liabilities:
Deposits	[5]	193	(95)
Financial liabilities designated at fair value through profit or loss		36,341	26,779
Obligations related to securities sold short		4,319	6,482
Derivative financial instruments
Derivative Financial Liabilities		51,078	58,499
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		7,649	7,540
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		3,742	3,603
Investment securities
Investment securities	[4]	8,801	4,713
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		2,185	4,154
Investment securities
Investment securities	[4]	4,702	3,451
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Investment securities
Investment securities	[4]	6,377	3,640
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		9,932	10,626
Investment securities
Investment securities	[4]	25,346	28,891
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		6,990	7,748
Investment securities
Investment securities	[4]	3,359	2,512
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		88	67
Investment securities
Investment securities	[4]	317	333
Level 2 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		2,166	2,712
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		11,584	15,942
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		26,004	29,465
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		4,313	3,066
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		180	342
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,095	2,430
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		17,895	25,079
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		25,900	28,013
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		4,687	3,106
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		46	27
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,550	2,274
Level 2 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
Liabilities:
Deposits	[6],[7]	411,838	425,251
Subordinated debentures	[7]	7,814	9,358
Other liabilities	[7]	21,563	24,651
Level 2 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	[7]	27,295	28,189
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		25	20
Investment securities
Investment securities	[4]	1,901	1,749
Derivative financial instruments
Derivative Financial Assets		53	41
Liabilities:
Obligations related to securities sold short		2
Derivative financial instruments
Derivative Financial Liabilities		43	26
Level 3 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans			4
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		4
Investment securities
Investment securities	[4]	35	40
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		21	16
Investment securities
Investment securities	[4]	1,866	1,709
Level 3 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets			2
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		44	27
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2	2
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		7	10
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		13	2
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		19	17
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		1	1
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		10	6
Level 3 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
Derivative financial instruments
Loans	[6],[7]	399,139	$ 415,738
Liabilities:
Other liabilities	[7]	$ 499

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	Deposits denominated in U.S. dollars amount to $295,316 (2023 – $320,088), deposits denominated in Chilean pesos amount to $19,271 (2023 – $20,200), deposits denominated in Mexican pesos amount to $34,416 (2023 – $38,127) and deposits denominated in other foreign currencies amount to $109,683 (2023 – $116,926).
[3]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
[4]	Excludes debt investment securities measured at amortized cost of $29,412 (October 31, 2023 – $31,984).
[5]	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.
[6]	Represents fixed rate instruments.
[7]	Represents the fair value of financial assets and liabilities where the carrying amount is not a reasonable approximation of fair value.